Development expenditure (Tables)	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Schedule of development expenditure

	As of March 31,
	2023	2024
Costs capitalized (1)	$3,912	$4,899
Costs expensed (2)	5,591	6,118
Total costs incurred	$9,503	$11,017

(1)	Costs capitalized relate only to the development of internal-use software, which are recognized in accordance with the Intangible assets (Internal-use software and technology) accounting policy.
(2)	Costs expensed are included in Administration and other expenses in the Consolidated Statements of Income.